Financial Instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt | Financial liabilities measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities Carrying Amount	$ 0	$ 43,733
Financial Liabilities Fair Value	0	43,733
Derivative liabilities | Financial liabilities fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities Carrying Amount	37	302
Financial Liabilities Fair Value	37	302
Loan payable | Financial liabilities measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities Carrying Amount		0
Financial Liabilities Fair Value		0
Loan payable | Financial liabilities fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities Carrying Amount	3,981	0
Financial Liabilities Fair Value	3,981	0
Financial assets fair value through profit or loss | Equity securities
Disclosure of detailed information about financial instruments [line items]
Financial Assets Carrying Amount	5,774	6
Financial Assets Fair Value	5,774	6
Financial assets fair value through profit or loss | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial Assets Carrying Amount	209	246
Financial Assets Fair Value	209	246
Fair value through other comprehensive income | Equity securities
Disclosure of detailed information about financial instruments [line items]
Financial Assets Carrying Amount	0	771
Financial Assets Fair Value	0	771
Fair value through other comprehensive income | Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial Assets Carrying Amount	6,328	5,121
Financial Assets Fair Value	$ 6,328	$ 5,121